Advanced Series Trust
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

January 10, 2012

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Registration Statement on Form N-1A of Advanced Series Trust

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)
Post-Effective Amendment No. 94 to the Registration Statement under the Securities Act of 1933 and Amendment No. 96 to the Registration Statement under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is Post-Effective Amendment No. 94 to the Registration Statement under the 1933 Act and Amendment No. 96 to the Registration Statement under the 1940 Act (the Amendment).  The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act. The Amendment is being filed for the purpose of adding: (i) revised disclosure with respect to the AST CLS Growth Asset Allocation Portfolio (the AST CLS Portfolio) and (ii) the AST New Discovery Asset Allocation Portfolio (the AST New Discovery Portfolio) and the AST Franklin Templeton Founding Funds Allocation Portfolio (the AST Franklin Templeton Portfolio and, together with the AST New Discovery Portfolio, the New AST Portfolios) as two new series of the Registrant. The Registrant has designated the effective date as the 75th day after the filing of the Amendment (i.e., March 25, 2012).

Revised Disclosure With Respect to AST CLS Portfolio. The Board of Trustees of the Registrant (the Board), including all of the Trustees of the Registrant who are not “interested persons” of the Registrant under the 1940 Act recently approved an increase in the investment management fee rate to be paid to the Investment Managers (as defined in the Amendment) by the AST CLS Portfolio. Subject to receipt of the required shareholder approval, the contractual investment management fee rate for the AST CLS Portfolio would increase from 0.30% to 0.95% of that Portfolio’s average daily net assets. The Investment Managers proposed the above-referenced investment management fee rate increase in order to be able to retain Schroder Investment Management North America Inc. (Schroders) and Schroder Investment Management North America Ltd. (SIMNA Ltd. and, together with Schroders, the New Subadvisers) as subadvisers for that Portfolio. Such subadvisory arrangements are expected to become effective on or about April 30, 2012. In connection therewith, also on or about April 30, 2012: (i) the Investment Managers will terminate CLS Investments, LLC as the subadviser for the AST CLS Portfolio; (ii) the New Subadvisers will begin to implement a new asset allocation strategy for the Portfolio; (iii) the name of the Portfolio will be changed from the AST CLS Growth Asset Allocation Portfolio to the AST Schroders Tactical Growth Portfolio (the AST Schroders Portfolio); and (iv) certain changes to that Portfolio’s investment objective, performance benchmark, and non-fundamental investment policies will become effective. As part of these changes, the Portfolio would no longer operate as a “fund-of-funds” but would instead invest primarily in equity and fixed-income securities, exchange-traded funds, and other financial instruments, including derivatives.

A preliminary proxy statement that addresses the proposed investment management fee increase and the other changes described above was filed with the Commission on January 13, 2012. It is expected that the definitive proxy statement will be filed with the Commission on January 23, 2012. It is further expected that definitive proxy materials will be distributed to the beneficial shareholders of the AST CLS Portfolio by late January or early February of 2012 for use in connection with a special shareholders’ meeting currently scheduled to be held March 15, 2012. The disclosure relating to the new subadvisory arrangements and the new investment strategies for the AST CLS Portfolio is presented in the form of a supplement to the Trust’s current prospectus and current statement of additional information, each dated May 1, 2011. Assuming receipt of the required shareholder approval for the proposed increased investment management fee rate for the AST Schroders Portfolio, the Trust expects to distribute the supplements with respect to that Portfolio from the effective date of the Amendment through April 30, 2012. Such disclosure would then be included in the Trust’s updated prospectus and statement of additional information effective April 30, 2012.

New AST Portfolios. The Registrant expects that the New AST Portfolios will commence operations on or about April 30, 2012. On January 6, 2012, the Registrant filed a Registration Statement on Form N-14 pursuant to Rule 488 under the 1933 Act (the N-14 Registration Statement) relating to the proposed reorganization of the AST American Century Income & Growth Portfolio (the Target Portfolio) into the AST New Discovery Portfolio. The Registrant proposed that the N-14 Registration Statement become effective on February 5, 2012. In summary, the N-14 Registration Statement will register the shares of beneficial interest of the AST New Discovery Portfolio that are issued in connection with the proposed reorganization of the Target Portfolio into the AST New Discovery Portfolio while the Amendment seeks to register shares of beneficial interest of the AST New Discovery Portfolio that will be issued in the ordinary course of business after completion of such reorganization transaction. The disclosure relating to the AST New Discovery Portfolio will ultimately be included in the Trust’s updated prospectus and statement of additional information effective April 30, 2012.

Summary. Except for the disclosure relating to the new subadvisory arrangements and the new investment strategies for the AST CLS Portfolio, the Amendment is not intended to otherwise amend the Registrant’s current prospectuses, dated May 1, 2011, October 5, 2011, and December 28, 2011 (the Current Prospectuses), or the Registrant’s current statements of additional information, dated May 1, 2011, October 5, 2011, and December 28, 2011 (the Current Statements of Additional Information). The Current Prospectuses and Current Statement of Additional Information remain unchanged except as described herein.

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The Registrant acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to disclosure in the Amendment in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) the Registrant may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States..

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Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ John P. Schwartz

John P. Schwartz

                Assistant Secretary of Advanced Series Trust